Other net income (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Net Income

	2018	2017	2016
	RMB million	RMB million	RMB million
Government grants (Note)	4,348	3,075	2,837
Gains on disposal of property, plant and equipment and construction in progress
– Aircraft and spare engines and relating construction in progress	584	960	523
– Other property, plant and equipment	18	29	34
Penalty income	216	126	102
Others	272	258	339

	5,438	4,448	3,835

Note:

Government grants mainly represent (i) subsidies based on certain amount of tax paid granted by governments to the Group; (ii) subsidies granted by various local governments to encourage the Group to operate certain routes to cities where these governments are located.

There are no unfulfilled conditions and other contingencies related to subsidies that have been recognised during the year ended December 31, 2018.